ARBITRATION SETTLEMENT RESERVE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loss Contingency [Abstract]
Arbitration settlement reserve	$ 650,000
Proceeds from proposed joint venture that was never formed	650,000
Amount of refund	$ 650,000